RELATED PARTY BALANCES AND TRANSACTIONS - Disclosure of information about balances with related parties in statements of profit or loss and other comprehensive income (Details) - CAD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
General and administrative expense	$ 11,413	$ 6,422
Related parties [Member]
Disclosure of transactions between related parties [line items]
General and administrative expense	$ 617	$ 464